Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Other current liabilities
As at December 31
2018	2017
$ millions	$ millions

Employees	284	269
Accrued expenses	85	83
Governmental (mainly in respect of royalties) (1)	61	67
Current tax liabilities	112	88
Others	105	88

	647	595
See Note 20.